Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Cash Flows Arising From Interest and Taxes
Interest received	$ 140	$ 129
Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties	395	368
Capitalization of depreciation to mineral properties	325	375
Capitalization of re-estimation of decommissioning and rehabilitation provision	853	163
Share issuance costs (non-cash)	104	0
Increase in non-cash working capital related to: Mineral properties	$ 505	$ 311